Discontinued Operations - Summary of Impairment of Non-current Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges	$ (494)	$ (264)	$ (333)
Impairment of Onshore US assets [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			(2,859)
Impairment of Onshore US assets [member] | Property, plant and equipment [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			(520)
Impairment of Onshore US assets [member] | Goodwill and other intangibles [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			(2,339)
Impairment of Onshore US assets [member] | Petrohawk [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			(2,253)
Impairment of Onshore US assets [member] | Petrohawk [member] | Goodwill and other intangibles [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			(2,253)
Impairment of Onshore US assets [member] | Fayetteville [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			(606)
Impairment of Onshore US assets [member] | Fayetteville [member] | Property, plant and equipment [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			(520)
Impairment of Onshore US assets [member] | Fayetteville [member] | Goodwill and other intangibles [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charges			$ (86)